UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
 (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
March 31, 2015
(Unaudited)
Number of Shares			Value
	COMMON STOCKS	99.2%
	COMMUNICATIONS	5.9%
105,300	BT Group PLC		$684,192
334,300	Vodafone Group PLC		1,093,257
			1,777,449

	CONSUMER DISCRETIONARY	14.1%
10,590	Cie Financiere Richemont S.A.		853,259
55,800	Compass Group PLC		970,147
7,000	Jardine Cycle & Carriage Ltd.		209,429
234,200	MGM China Holdings Ltd.		441,049
59,700	Sands China Ltd.		247,187
1,790	Swatch Group AG		759,064
356,400	Wynn Macau Ltd.		771,395
			4,251,530

	CONSUMER STAPLES	11.4%
21,550	British American Tobacco PLC		1,115,223
5,900	Japan Tobacco, Inc.		186,959
3,600	Jardine Matheson Holdings Ltd.		227,520
8,500	Remy Cointreau S.A.		626,075
24,400	SABMiller PLC		1,281,353
			3,437,130

	ENERGY	11.5%
75,360	BG Group PLC		926,768
25,525	ENI SpA		442,708
3,450	Ensco PLC - Cl. A		72,692
16,000	Modec, Inc.		252,003
45,650	Saipem SpA*		466,072
73,710	Santos Ltd.		400,860
12,950	Statoil ASA ADR		227,790
5,600	Technip S.A.		339,432
12,320	Woodside Petroleum Ltd.		323,929
			3,452,254

	FINANCIALS	17.0%
21,800	Aberdeen Asset Management PLC		148,632
11,700	Australia & New Zealand Banking Group Ltd.		326,520
37,150	AXA S.A.		936,939
2,500	BNP Paribas S.A.		152,070
3,650	Commonwealth Bank of Australia		259,662
19,500	Credit Suisse Group AG		525,324
152,000	Dah Sing Financial Holdings Ltd.		899,919
19,200	HSBC Holdings PLC		165,062
28,110	Prudential PLC		697,225

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
March 31, 2015
(Unaudited)

Number of Shares			Value
	FINANCIALS (Continued)
62,000	Standard Chartered PLC		$1,020,444
			5,131,797

	HEALTH CARE	13.4%
15,200	Getinge A.B. B Shares		376,991
13,790	Novartis AG		1,364,384
4,600	Roche Holding AG		1,269,047
1,880	Sanofi		185,837
9,600	Sawai Pharmaceutical Co., Ltd.		569,108
8,300	Stada Arzneimittel AG		277,515
			4,042,882

	INDUSTRIALS	12.8%
29,450	Alfa Laval A.B.		579,617
6,500	Daikin Industries Ltd.		436,061
6,900	Deutsche Post AG		215,866
2,220	Henkel AG & Co. KGaA		229,591
90,000	Hitachi Ltd.		617,735
28,800	Mitsubishi Electric Corp.		343,026
16,300	Omron Corp.		736,616
2,500	Rheinmetall AG		120,981
23,520	Weir Group PLC		593,495
			3,872,988

	MATERIALS	10.3%
46,140	BHP Billiton Ltd.		1,090,505
10,430	BHP Billiton PLC		227,987
91,300	Daido Steel Co., Ltd.		409,550
7,700	Nitto Denko Corp.		515,538
3,790	Rio Tinto PLC		155,850
5,050	Rio Tinto PLC ADR		209,070
141	Sika AG		504,774
			3,113,274

	UTILITIES	2.8%
26,900	AGL Energy Ltd.		311,433
60,950	Origin Energy Ltd.		525,055
			836,488

	TOTAL COMMON STOCKS (Cost $30,128,278)		29,915,792
TOTAL INVESTMENTS (Cost $30,128,278)	99.2%	29,915,792
Other Assets, in Excess of Liabilities	0.8%	255,520

NET ASSETS	100.0%	30,171,312

ADR – American Depository Receipt
PLC – Public Limited Company
* Non-income Producing

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
March 31, 2015

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	11.6%
France	7.5
Germany	2.8
Hong Kong	3.8
Italy	3.0
Japan	13.6
Macau	4.9
Norway	0.8
Singapore	0.7
Sweden	3.2
Switzerland	17.6
United Kingdom	30.5
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015
(Unaudited)

Note 1.                          Federal Income Tax Information

At December 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of investments	$29,365,911
Unrealized appreciation	3,832,818
Unrealized depreciation	(3,323,161)
Net unrealized appreciation on investments	$509,657

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in passive foreign investment companies.

Note 2.                          Fair Value Measurements

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. Equity securities, to the extent these are actively traded are generally categorized in Level 1 of the fair value hierarchy. The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy. In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures. Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures. In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”). Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology. In this circumstance, such securities are categorized as Level 2. In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser. In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

Sectors	Level 1	Level 2	Level 3	Total
Communications	$1,777,449	$-	$-	$1,777,449
Consumer Discretionary	4,251,530	-	-	4,251,530
Consumer Staples	3,437,130	-	-	3,437,130
Energy	3,452,254	-	-	3,452,254
Financials	5,131,797	-	-	5,131,797
Health Care	4,042,882	-	-	4,042,882
Industrials	3,872,988	-	-	3,872,988
Materials	3,113,274	-	-	3,113,274
Utilities	836,488	-	-	836,488
Total	$29,915,792	$-	$-	$29,915,792

It is the Fund’s policy to recognize transfers between Levels at the end of the period. Transfers between Level 1 and Level 2 resulted from the application of the Fund’s quantitative methodology. At the beginning of the reporting period, application of the quantitative methodology was deemed necessary and as such equity securities listed or traded on foreign security exchanges were categorized as Level 2. The Fund did not hold any Level 2 or Level 3 investments at March 31, 2015.

The following is a reconciliation of transfers between Levels from December 31, 2014 to March 31, 2015 represented by recognizing the March 31, 2015 fair value of securities previously classified as Level 2 as of December 31, 2014 that transferred hierarchies to Level 1 as of March 31, 2015:

Transfers into Level 1	$27,819,701
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$27,819,701
Transfers into Level 2	$-
Transfers out of Level 2	(27,819,701)
Net transfers in (out) of Level 2	$(27,819,701)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf

Eric F. Scharpf, President and Chief Executive Officer
(Principal Executive Officer)
Date: May 29, 2015

By:	/s/ Matthew H. Taylor

Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
(Principal Financial Officer)
Date: May 29, 2015